Impacts of ongoing conflicts	6 Months Ended
Jun. 30, 2026
Impacts of ongoing conflicts [Abstract]
Impacts of ongoing conflicts

Note 42. Impacts of ongoing conflicts

Impacts of the war in Ukraine

Following the outbreak of the war in Ukraine in late February 2022, several countries imposed sanctions on Russia, Belarus and certain regions in Ukraine. There has been an abrupt change in the geopolitical situation, with significant uncertainty about the duration of the conflict, changing scope of sanctions and retaliation actions including new laws.

The Group does not have any operation or customer in Russia, Belarus or Ukraine, and, as such, does not foresee any direct impact of the war on its operations. However, the war has also contributed to an increase in volatility in currency markets, energy prices, raw material and other input costs, which may impact the Group’s supply chain in the future.

As of June 30, 2026, the Group assessed the consequences of the war for its financial disclosures and considered the impacts on key judgments and significant estimates and concluded that no changes were required. The Group will continue to monitor these areas of increased risk for material changes.

Impacts of the Israel–Hamas conflict and U.S./Israel–Iran conflicts

Israel’s declaration of war on Hamas in October 2023 has degraded the geopolitical environment in the region and created uncertainty. On February 28, 2026, the U.S. and Israel launched coordinated strikes against Iran: Iran’s retaliation attacks expanded the conflict beyond just Iran and Israel and has threatened some commercial routes, especially traffic through the Strait of Hormuz.

The Group does not have any operation or customer in that region, and, as such, does not foresee any direct impact of these conflicts on its operations. The Group’s supply chain is not dependent on commercial routes through and around the Strait of Hormuz. However, depending on their duration and intensity, these conflicts may adversely affect the global economy, financial markets and the Group’s supply chain in the future.

As of June 30, 2026, the Group assessed the consequences of the war for its financial disclosures and considered the impacts on key judgments and significant estimates and concluded that no changes were required. The Group will continue to monitor these areas of increased risk for material changes.

Our business could suffer as a result of tariffs and trade sanctions or similar actions

The imposition by the United States of tariffs, sanctions or other restrictions on goods exported from the United States or imported into the United States, or countermeasures imposed in response to such government actions, could adversely affect our operations or our ability to sell our products globally, which could adversely affect our operating results and financial condition. Over the course of 2025 and 2026, U.S. tariff policy has continued to escalate and has proven highly volatile: the U.S. government has imposed a series of new tariffs on goods imported into the United States, courts have invalidated several of them, the administration has responded with successive replacement measures, and non-U.S. governments have responded with their own countermeasures, export controls, and legal challenges.

For example, in January 2026, the United States imposed a 25% tariff under Section 232 of the Trade Expansion Act of 1962 on imports of certain high-performance semiconductor products and derivative parts meeting specified computing-performance and memory-bandwidth thresholds (a category most associated with advanced graphics processing units and AI accelerators), subject to a number of end-use exemptions, including for U.S. data center, research and development, startup, consumer-electronics, industrial, and public-sector uses. This tariff is narrower in scope than the tariff on “all semiconductor chips” the administration had initially proposed in February 2025, but the U.S. Department of Commerce has reserved the right to broaden its scope to additional semiconductor categories following a mid-2026 review. Separately, in February 2026, the U.S. Supreme Court held that the International Emergency Economic Powers Act does not authorize the broad “reciprocal” tariffs the administration had imposed on imports from most U.S. trading partners, and those tariffs have since been invalidated. The administration responded by imposing a new 10% tariff under Section 122 of the Trade Act of 1974 on substantially all imports, which a U.S. trade court likewise found to exceed the government’s statutory authority in May 2026; that tariff expired by its own statutory time limit in July 2026 and has since been followed by new Section 301 tariff actions tied to separate manufacturing-overcapacity and forced-labor investigations covering dozens of countries. As a result of this rapid succession of new tariffs, court rulings, and replacement measures, the future of U.S. tariff policy, and the possibility of further new tariffs and countermeasures, remains highly uncertain.

Although a large amount of our supply chain does not currently directly import products to the United States as the Group supplies to contract manufacturers outside the United States, there is a possibility that any future tariffs may still impact upon our ability to sell our products and to remain competitive in the market. Such escalations in these trade measures may directly impair our business by increasing trade-related costs or disrupting established supply chains and may indirectly impair our business by causing a negative effect on global economic conditions and financial markets. The ultimate impact of these trade measures is uncertain and may be affected by various factors, including whether and when such trade measures are implemented, the timing when such measures may become effective, and the amount, scope, or nature of such trade measures.

As of June 30, 2026, the Group assessed the impact of these uncertainties for its financial disclosures and considered the impacts on key judgments and significant estimates, and concluded that no changes were required. WISeKey will continue to monitor these areas of increased risk for material changes.